Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 8,174	$ 6,654	$ 5,818	$ 20,978	$ 17,927
Measured at FVOCI	[1]	450	261	171	892	540
Interest income calculated using effective interest method		8,624	6,915	5,989	21,870	18,467
Other	[2]	261	177	112	570	333
Interest income	[3]	8,885	7,092	6,101	22,440	18,800
Measured at amortized cost	[1]	4,169	2,581	1,828	8,819	5,916
Interest expense calculated using effective interest method		4,169	2,581	1,828	8,819	5,916
Other	[4]	40	38	56	128	140
Interest expenses		$ 4,209	$ 2,619	$ 1,884	$ 8,947	$ 6,056

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,624 for the three months ended July 31, 2022 (April 30, 2022 – $6,915; July 31, 2021 – $5,989) and for the nine months ended July 31, 2022 – $21,870 (July 31, 2021 – $18,467).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2022 – $27 (April 30, 2022 – $26; July 31, 2021 – $26) and for the nine months ended July 31, 2022 – $80 (July 31, 2021 – $80).